Income Taxes (Details) R$ in Thousands, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)
Income Taxes (Details) [Line Items]
Amount of income tax		$ 1.0			$ 1.5
Effective tax rate	31.73%	31.73%	31.73%	31.24%	31.24%	58.21%
Subsidiary of tax losses	$ 13,835,636			$ 4,875,927		$ 1,636,416
Brazil, Brazil Real [Member]
Income Taxes (Details) [Line Items]
Subsidiary of tax losses | R$			R$ 85,167
BRL [Member]
Income Taxes (Details) [Line Items]
Subsidiary of tax losses	0
Companhia Siderurgica do Espirito Santo S.A. [Member] | Brazil, Brazil Real [Member]
Income Taxes (Details) [Line Items]
Subsidiary of tax losses | R$			R$ 0
Companhia Siderurgica do Espirito Santo S.A. [Member] | BRL [Member]
Income Taxes (Details) [Line Items]
Subsidiary of tax losses	$ 313,000
Country of domicile [Member]
Income Taxes (Details) [Line Items]
Amount of income tax				$ 554,435		$ 2,323,662
Effective tax rate	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%
Republic [Member]
Income Taxes (Details) [Line Items]
Expiration period, description	As of December 31, 2021, Republic had USD$ 320.2 million of tax losses pending to amortize for federal tax purposes, of those USD $189.2 million are undefined and USD $200.3 million expire between 2033 and 2038; USD$ 319.2 million of tax losses for state and local purposes that expire between 2021 and 2040 and approximately USD$ 6.7 million of tax losses at the subsidiary located in Canada, which expire between 2032 and 2040.	As of December 31, 2021, Republic had USD$ 320.2 million of tax losses pending to amortize for federal tax purposes, of those USD $189.2 million are undefined and USD $200.3 million expire between 2033 and 2038; USD$ 319.2 million of tax losses for state and local purposes that expire between 2021 and 2040 and approximately USD$ 6.7 million of tax losses at the subsidiary located in Canada, which expire between 2032 and 2040.	As of December 31, 2021, Republic had USD$ 320.2 million of tax losses pending to amortize for federal tax purposes, of those USD $189.2 million are undefined and USD $200.3 million expire between 2033 and 2038; USD$ 319.2 million of tax losses for state and local purposes that expire between 2021 and 2040 and approximately USD$ 6.7 million of tax losses at the subsidiary located in Canada, which expire between 2032 and 2040.